Leases - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	$ 9,348	$ 3,733
Increase	491
Lease modification	(928)
Additions		6,840
Exchange realignment	591	(27)
Depreciation of right-of-use assets	(1,493)	(1,198)
Ending balance	8,009	9,348
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	4,630
Additions		4,677
Exchange realignment	318
Depreciation of right-of-use assets	(97)	(47)
Ending balance	4,851	4,630
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	4,718	3,733
Increase	491
Lease modification	(928)
Additions		2,163
Exchange realignment	273	(27)
Depreciation of right-of-use assets	(1,396)	(1,151)
Ending balance	$ 3,158	$ 4,718